                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21339
                                   ---------------------------------------------

                  Morgan Stanley Institutional Liquidity Funds
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               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York               10020
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     (Address of principal executive offices)                (Zip code)

                                Amy Doberman Esq

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                   -----------------------------

Date of fiscal year end:    10/31
                        --------------------

Date of reporting period:     7/1/04 - 6/30/05
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2004 - 06/30/2005
Morgan Stanley Institutional Liquidity Funds

With respect to the following portfolios of Morgan Stanley Institutional
Liquidity Funds, there were no securities held during the period July 1, 2004 through June 30, 2005 which required proxy votes and therefore there are no voting records to report:

Government Portfolio
Government Securities Portfolio
Money Market Portfolio
Prime Portfolio
Tax-Exempt Portfolio
Treasury Portfolio
Treasury Securities Portfolio

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Institutional Liquidity Funds
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By  (Signature and Title):

                                          /s/ Ronald E. Robison

                             Principal Executive Officer - Office of the Funds
                           -----------------------------------------------------

Date   August 25, 2005
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